Income Taxes - Schedule Of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense (benefit)
Federal					$ (530)	$ 4,420	$ 1,220
State					1,174	302	145
Foreign					1,668	1,894	(169)
Total					2,312	6,616	1,196
Deferred income tax expense (benefit)
Federal					7,136	(9,663)	(4,063)
State					(622)	(1,826)	(1,708)
Total					6,514	(11,489)	(5,771)
Total income tax expense (benefit)	$ (3,301)	$ 5,512	$ 7,255	$ 9,656	$ 8,826	$ (4,873)	$ (4,575)